Stock Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 01, 2017	Dec. 31, 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 0.2	$ 0.2	$ 0.2
Total tax benefit recognized related to share-based compensation expense	0.1	$ 0.1	$ 0.1
Unamortized share-based compensation expense related to nonvested equity compensation arrangements	$ 0.2
Period over which unamortized share-based compensation expense will be amortized.	5 years
Maximum life of options (in years)	10 years
Options exercisable at end of period - Common stock		5,000,000	6,000,000
Options exercisable at end of the period - weighted average price		$ 55.42	$ 56.21
Total intrinsic value of options exercised	$ 0.1	$ 0.1	$ 0.1
Cash received from option exercises under all Incentive Plans	0.1	0.1	0.2
Tax benefit realized from option exercises under all Incentive Plans
Shares of common stock available for next year, Granting of options under Incentive Plans	39,000,000
Total common stock authorized for future issuance under equity compensation plans	40,000,000
Treasury stock	2,000,000
Weighted-average grant date fair value of incentive/performance unit awards and restricted share/restricted share unit awards granted	$ 78.37	$ 91.57	$ 80.79
Total intrinsic value of incentive/performance unit and restricted share/restricted share unit awards vested during the year.	$ 0.1	$ 0.2	$ 0.1
BlackRock Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTIP - Number of committed shares to be released					4,000,000
LTIP - Number of preferred stock shares transferred	500,000			500,000
LTIP - Total preferred shares held at end of period	800,000
PNC [Member] | Total Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0	0	0
Cancelled
Options exercisable at end of the period - weighted average price	$ 55.16
Nonvested Incentive / Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of incentive/performance unit awards and restricted share/restricted share unit awards granted	$ 71.59
Forfeited
Nonvested Restricted Share / Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of incentive/performance unit awards and restricted share/restricted share unit awards granted	$ 65.53
Forfeited